RELATED PARTIES - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Salaries and other short-term employee benefits	$ 1,526	$ 876	$ 734
Post-employment benefits	61	43	36
Share-based payments	710	468	510
Other long-term benefits	$ 33	$ 26	$ 26